Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	£ 3,636	£ 4,479	£ 4,634
Deferred tax assets	390	798
Charged/(credited) to income statement	1,084	£ (121)
Net operating losses
Disclosure Of Income Taxes [Line Items]
Deferred tax liability (asset)	(390)
Charged/(credited) to income statement	£ 293